STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—99.9%			Energy—0.8%
Consumer Discretionary—26.6%			Energy Equipment & Services—0.8%
Automobiles—1.2%			TechnipFMC plc	3,300,564	$ 85,484,221
Bayerische Motoren			Financials—16.9%
Werke AG	2,140,141	$ 132,865,679	Capital Markets—6.3%
Entertainment—3.3%			Credit Suisse Group
Capcom Co. Ltd.	2,856,600	57,456,305	AG1	8,572,024	102,856,569
Nintendo Co. Ltd.	286,700	105,399,536	Goldman Sachs
Walt Disney Co.			Group, Inc. (The)	646,458	132,265,307
(The)	1,447,460	202,123,314	S&P Global, Inc.	1,519,633	346,157,201
		364,979,155	UBS Group AG1	10,157,686	120,719,489
Hotels, Restaurants & Leisure—0.4%					701,998,566
International Game			Commercial Banks—4.7%
Technology plc	3,403,000	44,136,910	Citigroup, Inc.	3,735,980	261,630,679
Interactive Media & Services—9.3%			ICICI Bank Ltd. ,
Alphabet, Inc. ,			Sponsored ADR	14,707,493	185,167,337
Cl. A1	615,013	665,936,076	Societe Generale SA	2,733,850	69,178,464
Facebook, Inc. ,					515,976,480
Cl. A1	1,913,830	369,369,190	Insurance—3.7%
		1,035,305,266	Allianz SE	910,791	219,514,551
Internet & Catalog Retail—2.8%			Prudential plc	8,545,950	186,136,617
Amazon. com, Inc.[1]	53,288	100,907,756			405,651,168
Farfetch Ltd. , Cl. A1	2,591,560	53,904,448	Real Estate Management & Development—2.2%
JD. com, Inc. , ADR[1]	5,110,073	154,784,111	DLF Ltd.[2]	90,639,388	248,795,225
		309,596,315	Health Care—14.8%
Specialty Retail—2.7%			Biotechnology—7.4%
Industria de Diseno			ACADIA
Textil SA	5,553,831	166,865,761	Pharmaceuticals,
Tiffany & Co.	1,370,518	128,335,306	Inc.[1]	1,961,139	52,421,245
		295,201,067	AnaptysBio, Inc.[1]	578,969	32,665,431
Textiles, Apparel & Luxury Goods—6.9%			Bluebird Bio, Inc.[1]	480,039	61,060,961
Brunello Cucinelli			Blueprint Medicines
SpA	773,116	26,074,407	Corp.[1]	920,923	86,870,667
Kering SA	458,595	271,279,418	GlycoMimetics,
LVMH Moet			Inc.[1,2]	2,558,590	30,498,393
Hennessy Louis			Incyte Corp.[1]	933,760	79,332,250
Vuitton SE	1,107,840	471,597,971	Ionis
		768,951,796	Pharmaceuticals,
			Inc.[1]	1,090,906	70,112,529
Consumer Staples—4.3%			MacroGenics, Inc.[1,2]	2,401,800	40,758,546
Household Products—2.0%			Mirati Therapeutics,
Colgate-Palmolive			Inc.[1]	440,646	45,386,538
Co.	3,074,129	220,322,825	Sage Therapeutics,
Personal Products—2.3%			Inc.[1]	776,389	142,149,062
Unilever plc	4,059,885	252,110,352	Sarepta
			Therapeutics, Inc.[1]	461,670	70,150,756
			uniQure NV1	927,330	72,470,839

1 INVESCO OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Biotechnology (Continued)			Information Technology—21.4%
Veracyte, Inc.[1]	1,112,480	$ 31,716,805	Electronic Equipment, Instruments, &
		815,594,022	Components—6.3%
Health Care Equipment & Supplies—1.0%			Keyence Corp.	328,006	$201,572,633
Swiss Medical			Murata
SA1,2,3	841,477,920	34,034,416	Manufacturing Co.
Zimmer Biomet			Ltd.	4,330,212	195,286,190
Holdings, Inc.	674,734	79,443,181	Omron Corp.	2,246,400	117,701,152
		113,477,597	TDK Corp.	2,336,500	181,664,165
					696,224,140
Health Care Providers & Services—3.4%
Anthem, Inc.	1,040,012	293,501,786	IT Services—2.8%
Centene Corp.[1]	1,696,120	88,944,533	PayPal Holdings,
		382,446,319	Inc.[1]	2,363,392	270,513,848
			StoneCo Ltd. , Cl. A1	1,618,900	47,887,062
Life Sciences Tools & Services—1.3%					318,400,910
Agilent
Technologies, Inc.	1,856,680	138,638,296	Semiconductors & Semiconductor
			Equipment—2.3%
Pharmaceuticals—1.7%			Maxim Integrated
Bayer AG	1,136,985	78,974,189	Products, Inc.	4,220,473	252,468,695
resTORbio, Inc.[1,2]	2,322,036	23,684,767	Software—10.0%
Takeda			Adobe, Inc.[1]	1,225,614	361,127,165
Pharmaceutical
Co. Ltd.	2,322,389	82,549,358	Intuit, Inc.	1,384,920	361,921,144
		185,208,314	Microsoft Corp.	421,470	56,460,121
			SAP SE	2,404,878	330,577,068
Industrials—15.1%					1,110,085,498
Aerospace & Defense—4.2%			Total Common Stocks
Airbus SE	3,323,888	471,310,314	(Cost $5,465,619,121)	11,073,523,129
Air Freight & Couriers—1.2%
United Parcel
Service, Inc. , Cl. B	1,263,180	130,448,599	Preferred Stock—0.0%
			Zee Entertainment
Building Products—1.3%			Enterprises Ltd. , 6%
Assa Abloy AB, Cl. B	6,401,588	144,922,638	Cum. Non-Cv. (Cost
Electrical Equipment—2.3%			$—)	15,040,130	1,133,008
Nidec Corp.	1,909,716	262,055,839
Industrial Conglomerates—2.3%
3 M Co.	788,780	136,727,126
Siemens AG	976,616	116,085,118
		252,812,244
Machinery—2.6%
Atlas Copco AB,
Cl. A	3,113,700	99,534,487
FANUC Corp.	598,400	111,083,467
Minebea Mitsumi,
Inc.	4,465,000	75,945,578
		286,563,532
Professional Services—1.2%
Equifax, Inc.	972,280	131,491,147

2 INVESCO OPPENHEIMER GLOBAL FUND

	Shares	Value
Investment Company—0.2%
Invesco
Oppenheimer
Institutional
Government Money
Market Fund, Cl.
IN, 2.37%[4] (Cost
$23,520,984)	23,520,984	$ 23,520,984

Total
Investments,
at Value (Cost
$5,489,140,105)	100.1%	11,098,177,121
Net Other Assets
(Liabilities)	(0.1)	(9,048,805)
Net Assets	100.0%	$ 11,089,128,316

Footnotes to Statement of Investments
1. Non-income producing security.
2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	September 30,	Gross	Gross	Shares
	2018	Additions	Reductions	June 30, 2019
Common Stock
Biotechnology
GlycoMimetics, Inc.	2,333,040	225,550	—	2,558,590
MacroGenics, Inc.[a]	2,160,100	241,700	—	2,401,800
Health Care Equipment &
Supplies
Swiss Medical SAa	841,477,920	—	—	841,477,920
IT Services
Earthport plc	58,117,076	—	58,117,076	—
Pharmaceuticals
resTORbio, Inc.	—	2,322,036	—	2,322,036
Real Estate Management &
Development
DLF Ltd.[a]	72,072,435	18,566,953	—	90,639,388
				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Biotechnology
GlycoMimetics, Inc	$30,498,393	$—	$—	$(5,292,348)
MacroGenics, Inc.[a]	—[b]	—	—	(9,356,422)
Health Care Equipment &
Supplies
Swiss Medical SAa	—[b]	—	—	8,493,873
IT Services

3 INVESCO OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Earthport plc	$—	$—	$ (3,817,490)	$24,759,109
Pharmaceuticals
resTORbio, Inc.	23,684,767	—	—	7,546,617
Real Estate Management &
Development
DLF Ltd.[a]	—[b]	—	—	42,321,703
Total	$54,183,160	$—	$ (3,817,490)	$68,472,532

a.No longer an affiliate at period end.
b.The security is no longer an affiliate.Therefore, the value has been excluded from this table.

3. The value of this security was determined using significant unobservable inputs.
4. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of June 30, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$5,597,233,554	50.4%
Japan	1,390,714,223	12.5
France	1,283,366,167	11.6
Germany	878,016,604	7.9
United Kingdom	577,635,639	5.2
India	435,095,570	3.9
Sweden	244,457,125	2.2
Switzerland	223,576,058	2.0
Spain	166,865,761	1.5
China	154,784,111	1.4
Netherlands	72,470,840	0.7
Brazil	47,887,062	0.4
Italy	26,074,407	0.3
Total	$ 11,098,177,121	100.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

4 INVESCO OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,719,497,111	$ 1,231,539,077	$ —	$ 2,951,036,188
Consumer Staples	220,322,825	252,110,352	—	472,433,177
Energy	—	85,484,221	—	85,484,221
Financials	925,220,524	947,200,915	—	1,872,421,439
Health Care	1,439,806,585	161,523,547	34,034,416	1,635,364,548
Industrials	398,666,872	1,280,937,441	—	1,679,604,313
Information Technology	1,350,378,035	1,026,801,208	—	2,377,179,243
Preferred Stock	1,133,008	—	—	1,133,008
Investment Company	23,520,984	—	—	23,520,984
Total Assets	$ 6,078,545,944	$ 4,985,596,761	$ 34,034,416	$ 11,098,177,121

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

5 INVESCO OPPENHEIMER GLOBAL FUND